Provisions for other liabilities and charges (Tables)	12 Months Ended
Dec. 31, 2025
Provisions for other liabilities and charges
Schedule of decommissioning and site restoration provision

	2025	2024
	$'m	$'m
Decommissioning and site restoration provisions
At January 1	84.0	86.4
Provisions for new sites and remeasurements of existing sites	(0.7)	2.9
Utilization	(0.2)	(0.1)
Disposal of subsidiary	(1.9)	(3.3)
Unwinding of discount(a)	10.2	9.2
Exchange differences	11.1	(11.1)
Reclassified to held for sale (note 32.2)	(36.8)	—
At December 31	65.7	84.0

Analysis of total decommissioning and site restoration provisions
Non-current	59.7	83.8
Current	6.0	0.2
	65.7	84.0

Schedule of discount rate applied by each operating entity

		IHS	IHS Côte	IHS	IHS	IHS
	Nigerian	Cameroon	d’Ivoire	Zambia	South Africa	Rwanda	Brazilian
	entities	S.A.	S.A.	Limited	Proprietary Limited	Limited	entities (a)
	%	%	%	%	%	%	%
Discount rates
2025	19.9	9.4	5.9	17.6	9.2	n/a	16.0
2024	11.1	7.8	5.9	14.0	11.0	13.5	14.0